6. Schedule of unproven oil and gas properties (Details) (CAD)	12 Months Ended			105 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Extractive Industries [Abstract]
Balance, beginning of the year	243,242	354,680
Lease and acquisition costs	51,485	22,192
Geological and geophysical costs
Total costs for the year	51,485	22,192
Surrendered oil and gas property interests	(243,242)	(133,630)	(27,580)	(404,452)
Balance, end of the year	51,485	243,242	354,680	51,485